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       Investments(R)







                                                 May 7, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Independence Fund (the "Fund")
     (File Nos. 333-42105 and 811-08547)
     CIK No. 0001051010

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 6 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-03-000128) on May 1, 2003.

     If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,


                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."